UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 28.1%
	Face Amount	Value
FHLMC
3.500%, 11/01/44	$1,962,246	$2,034,501
3.000%, 02/01/45	1,470,843	1,476,660
2.500%, 02/01/30	960,394	975,252
FNMA
4.500%, 02/01/41	2,284,115	2,482,873
4.000%, 03/01/35	864,664	924,786
4.000%, 01/01/42	1,595,527	1,704,650
GNMA, Ser 2011-143, Cl AB
3.899%, 03/16/33(A)	824,376	837,219
GNMA
2.918%, 12/31/49	995,614	1,024,770

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $11,499,539)		11,460,711

CORPORATE OBLIGATIONS — 28.0%
CONSUMER DISCRETIONARY — 2.3%
DIRECTV Holdings
3.950%, 01/15/25	300,000	295,308
Dollar General
3.250%, 04/15/23	300,000	287,056
Ford Motor Credit
5.875%, 08/02/21	300,000	338,140

		920,504

CONSUMER STAPLES — 1.5%
Kraft Foods Group
5.000%, 06/04/42	300,000	305,817
Walgreens Boots Alliance
2.700%, 11/18/19	300,000	301,463

		607,280

ENERGY — 3.5%
Anadarko Petroleum
5.950%, 09/15/16	300,000	314,790
Enterprise Products Operating
2.550%, 10/15/19	300,000	300,790
Helmerich & Payne International Drilling
4.650%, 03/15/25(B)	500,000	515,094
Southwestern Energy
4.950%, 01/23/25	300,000	293,898

		1,424,572

FINANCIALS — 9.8%
Ares Capital
4.875%, 11/30/18	500,000	524,853
Bank of America MTN
4.000%, 01/22/25	300,000	294,293
Crown Castle Towers
3.222%, 05/15/22(B)	300,000	298,356

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Goldman Sachs Group
3.500%, 01/23/25	$300,000	$293,504
JPMorgan Chase
7.900%, 04/29/49(A)	300,000	316,500
Morgan Stanley MTN
4.875%, 11/01/22	300,000	318,190
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	300,993
TIAA Asset Management Finance
4.125%, 11/01/24(B)	1,000,000	1,018,560
Vornado Realty
5.000%, 01/15/22	300,000	323,958
Wells Fargo
7.980%, 03/15/18(A)	300,000	325,125

		4,014,332

INDUSTRIALS — 2.9%
Air Lease
5.625%, 04/01/17	250,000	264,040
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	600,000	593,100
Burlington Northern Santa Fe
3.450%, 09/15/21	300,000	310,360

		1,167,500

INFORMATION TECHNOLOGY — 0.8%
Hewlett-Packard
4.650%, 12/09/21	300,000	317,292

MATERIALS — 3.7%
Alcoa
5.550%, 02/01/17	300,000	313,521
CRH America
5.125%, 05/18/45(B)	300,000	302,945
Mosaic
4.250%, 11/15/23	300,000	307,717
Nucor
4.000%, 08/01/23	300,000	302,930
Rio Tinto Finance USA
2.250%, 12/14/18	300,000	300,365

		1,527,478

TELECOMMUNICATION SERVICES — 2.0%
Rogers Communications
4.100%, 10/01/23	300,000	305,410
Unison Ground Lease Funding
2.981%, 03/15/20(B)	200,000	199,096
Verizon Communications
3.650%, 09/14/18	300,000	315,355

		819,861

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — 1.5%
Duke Energy
3.750%, 04/15/24	$300,000	$306,330
Exelon
5.100%, 06/15/45	300,000	309,233

		615,563

Total Corporate Obligations (Cost $11,637,014)		11,414,382

ASSET-BACKED SECURITIES — 15.2%
CNH Equipment Trust, Ser 2015-B, Cl B
2.230%, 10/17/22	450,000	451,508
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28(B)	96,875	96,213
Diamond Head Aviation, Ser 2015-1, Cl A
3.810%, 07/14/28(B)	400,000	400,000
Domino’s Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/42(B)	338,188	349,582
ECAF, Ser 2015-1A, Cl A1
3.473%, 06/15/40(B)	400,000	400,125
Nissan Auto Lease Trust, Ser 2014-B, Cl A4
1.290%, 03/16/20	400,000	400,180
SBA Small Business Investment, Ser 2015-10A, Cl 1
2.517%, 03/10/25	1,000,000	1,006,752
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30(B)	364,526	366,032
Spirit Master Funding, Ser 2014-1A, Cl A1
5.050%, 07/20/40(B)	340,867	356,206
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/35	1,000,000	1,006,369
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/35	1,000,000	1,003,118
Wendys Funding, Ser 2015-1A, Cl A2I
3.371%, 06/15/45(B)	375,000	375,117

Total Asset-Backed Securities (Cost $6,197,933)		6,211,202

U.S. TREASURY OBLIGATIONS — 13.8%
U.S. Treasury Bonds
4.625%, 02/15/40	1,000,000	1,315,234
3.750%, 08/15/41	1,350,000	1,566,844
U.S. Treasury Notes
2.625%, 11/15/20	1,000,000	1,048,438

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
2.125%, 02/29/16	$1,700,000	$1,718,860

Total U.S. Treasury Obligations (Cost $5,794,512)		5,649,376

MORTGAGE-BACKED SECURITIES — 9.7%
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	400,000	434,053
COMM Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/47	400,000	411,467
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A3
4.473%, 03/10/44(B)	400,000	405,995
JPMorgan Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45(A),(B)	479,102	488,572
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	400,000	412,992
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A2
2.916%, 02/15/47	400,000	412,502
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45(A),(B)	349,240	354,545
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl B
4.774%, 06/15/45(A)	625,000	686,429
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A2
2.917%, 08/15/47	350,000	360,324

Total Mortgage-Backed Securities (Cost $3,998,338)		3,966,879

U.S. GOVERNMENT AGENCY OBLIGATION — 2.5%
FHLMC
1.000%, 03/08/17	1,000,000	1,006,495

Total U.S. Government Agency Obligation (Cost $1,004,152)		1,006,495

Total Investments — 97.3% (Cost $40,131,488)@		$39,709,045

Percentages based on Net Assets of $40,798,231

(A)	Floating rate security — The rate reported is the rate in effect on July 31, 2015.

(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2015 (Unaudited)

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of July 31, 2015, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

@ At July 31, 2015, the tax basis cost of the Fund’s investments was $40,131,488, and the unrealized appreciation and depreciation were $63,576 and $(486,019), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-001-0100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 31.9%
	Face Amount	Value
CONSUMER DISCRETIONARY — 1.3%
DIRECTV Holdings
2.400%, 03/15/17	$250,000	$253,110
Ford Motor Credit
3.000%, 06/12/17	250,000	254,755

		507,865

CONSUMER STAPLES — 5.5%
Campbell Soup
3.050%, 07/15/17	250,000	257,872
Coca-Cola Enterprises
2.000%, 08/19/16	250,000	252,712
ConAgra Foods
1.300%, 01/25/16	250,000	250,154
CVS Health
5.750%, 06/01/17	250,000	269,399
General Mills
1.400%, 10/20/17	250,000	249,169
Kraft Heinz Foods
2.000%, 07/02/18(A)	300,000	300,767
Tyson Foods
6.600%, 04/01/16	250,000	259,120
Walgreen
1.800%, 09/15/17	250,000	254,749

		2,093,942

ENERGY — 4.2%
Anadarko Petroleum
6.375%, 09/15/17	500,000	546,541
Apache
1.750%, 04/15/17	250,000	250,791
Canadian Natural Resources
5.700%, 05/15/17	250,000	266,490
Chevron
1.104%, 12/05/17	250,000	248,819
Columbia Pipeline Group
2.450%, 06/01/18(A)	300,000	301,936

		1,614,577

FINANCIALS — 9.6%
American Tower
4.500%, 01/15/18	250,000	263,083
Ares Capital
4.875%, 11/30/18	320,000	335,906
Bank of America
6.050%, 05/16/16	250,000	258,864
Bank of Nova Scotia
1.375%, 12/18/17	250,000	249,181
Camden Property Trust
5.700%, 05/15/17	250,000	267,204
Citigroup
1.850%, 11/24/17	250,000	250,583

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Credit Suisse New York MTN
1.750%, 01/29/18	$250,000	$249,654
Goldman Sachs Group
5.950%, 01/18/18	250,000	274,558
JPMorgan Chase MTN
1.350%, 02/15/17	250,000	249,610
Morgan Stanley
1.875%, 01/05/18	250,000	250,796
Morgan Stanley Capital
3.884%, 02/15/16(A)	256,895	258,440
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	300,993
Wells Fargo MTN
1.175%, 07/22/20(B)	500,000	502,635

		3,711,507

HEALTH CARE — 1.4%
Amgen
5.850%, 06/01/17	250,000	269,905
2.125%, 05/15/17	250,000	253,229

		523,134

INDUSTRIALS — 1.5%
Air Lease
5.625%, 04/01/17	250,000	264,040
Aviation Capital Group
3.875%, 09/27/16(A)	300,000	304,527

		568,567

MATERIALS — 1.2%
Eastman Chemical
2.400%, 06/01/17	250,000	253,586
Glencore Funding
2.125%, 04/16/18(A)	200,000	197,237

		450,823

TELECOMMUNICATION SERVICES — 3.8%
AT&T
1.400%, 12/01/17	550,000	546,177
Unison Ground Lease Funding
2.981%, 03/15/20(A)	400,000	398,192
Verizon Communications
2.500%, 09/15/16	250,000	253,855
Vodafone Group
5.625%, 02/27/17	250,000	264,621

		1,462,845

UTILITIES — 3.4%
Dayton Power & Light
1.875%, 09/15/16	250,000	251,248
Dominion Resources
1.950%, 08/15/16	250,000	252,090
Duke Energy
1.625%, 08/15/17	250,000	250,933

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Exelon
1.550%, 06/09/17	$300,000	$300,136
NextEra Energy Capital Holdings
1.586%, 06/01/17	250,000	250,647

		1,305,054

Total Corporate Obligations (Cost $12,257,256)		12,238,314

U.S. TREASURY OBLIGATIONS — 22.9%

U.S. Treasury Notes
3.250%, 05/31/16	2,000,000	2,048,750
3.250%, 03/31/17	1,350,000	1,409,484
0.750%, 10/31/17	1,500,000	1,499,649
0.625%, 12/15/16	2,100,000	2,103,609
0.500%, 11/30/16	1,700,000	1,700,665

Total U.S. Treasury Obligations (Cost $8,752,436)		8,762,157

ASSET-BACKED SECURITIES — 17.6%

CarMax Auto Owner Trust, Ser 2014-1, Cl A3
0.790%, 10/15/18	255,000	254,641
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/19	400,000	401,000
Citibank Credit Card Issuance Trust, Ser 2008-A1, Cl A1
5.350%, 02/07/20	225,000	246,984
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/18	375,000	376,099
CNH Equipment Trust, Ser 2015-B, Cl B
2.230%, 10/17/22	300,000	301,005
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28(A)	96,875	96,213
Diamond Head Aviation, Ser 2015-1, Cl A
3.810%, 07/14/28(A)	400,000	400,000
Discover Card Execution Note Trust, Ser 2013-A2, Cl A2
0.690%, 08/15/18	350,000	350,092
Domino’s Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/42(A)	483,125	499,404
ECAF, Ser 2015-1A, Cl A1
3.473%, 06/15/40(A)	300,000	300,094
Ford Credit Auto Owner Trust, Ser 2012-C, Cl C
1.690%, 04/15/18	375,000	376,689
Ford Credit Auto Owner Trust, Ser 2014-B, Cl A3
0.900%, 10/15/18	475,000	474,877

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Nissan Auto Lease Trust, Ser 2014-B, Cl A4
1.290%, 03/16/20	$375,000	$375,168
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/17	87,656	87,648
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30(A)	364,526	366,032
Spirit Master Funding, Ser 2014-1A, Cl A1
5.050%, 07/20/40(A)	341,218	356,573
TAL Advantage V, Ser 2013-1A, Cl A
2.830%, 02/22/38(A)	379,167	378,147
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl B
2.490%, 04/15/21(A)	400,000	401,764
Wendys Funding, Ser 2015-1A, Cl A2I
3.371%, 06/15/45(A)	375,000	375,117
World Omni Auto Receivables Trust, Ser 2013-B, Cl A3
0.830%, 08/15/18	342,079	342,123

Total Asset-Backed Securities (Cost $6,763,076)		6,759,670

MORTGAGE-BACKED SECURITIES — 12.5%
Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Cl A1
1.392%, 07/10/47	349,907	348,971
Commercial Mortgage Trust, Ser 2012-CR2, Cl A2
2.025%, 08/15/45	375,000	379,800
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A3
4.473%, 03/10/44(A)	350,000	355,246
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43(A)	227,555	231,243
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.608%, 06/15/43(A)	375,000	394,515
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/46(A)	375,000	396,634

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C16, Cl A1
1.223%, 12/15/46	120,174	120,239
JPMorgan Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45(A),(B)	479,102	488,571
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	267,000	275,672

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JULY 31, 2015 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45(A),(B)	$349,240	$354,545
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/63	390,000	395,196
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/45	275,365	276,226
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A1
1.413%, 08/15/47	339,597	338,705
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A2
3.240%, 03/15/44(A)	325,904	328,905
WFRBS Commercial Mortgage Trust, Ser 2013-C18, Cl A1
1.191%, 12/15/46	114,170	113,924

Total Mortgage-Backed Securities (Cost $4,815,695)		4,798,392

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.0%
FHLB
4.750%, 12/16/16	1,000,000	1,056,787
0.625%, 11/23/16	1,000,000	1,000,959
FHLMC
0.750%, 01/12/18	1,000,000	996,421

Total U.S. Government Agency Obligations (Cost $3,047,700)		3,054,167

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.9%
GNMA, Ser 2011-143, Cl AB
3.899%, 03/16/33(B)	824,376	837,219
GNMA
2.918%, 12/31/49	995,614	1,024,771

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $1,864,769)		1,861,990

MUNICIPAL BOND — 0.8%
Oregon State Facilities Authority, Ser B
2.100%, 04/01/17	300,000	299,850

Total Municipal Bond (Cost $300,000)		299,850

Total Investments — 98.6% (Cost $37,800,932)@		$37,774,540

Percentages based on Net Assets of $38,316,264

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

(B)	Floating rate security — The rate reported is the rate in effect on July 31, 2015.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of July 31, 2015, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

@ At July 31, 2015, the tax basis cost of the Fund’s investments was $37,800,932, and the unrealized appreciation and depreciation were $37,822 and $(64,214), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-001-0200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%†
	Shares	Value
CONSUMER DISCRETIONARY — 19.7%
Amazon.com *	1,075	$576,361
Brinker International	1,925	115,308
Carter’s	1,150	116,622
Comcast, Cl A	8,775	547,648
Dillard’s, Cl A	1,325	134,991
Hanesbrands	5,750	178,423
Home Depot	4,450	520,783
Las Vegas Sands	3,350	187,734
Lennar, Cl A	4,350	230,724
Lithia Motors, Cl A	1,925	230,403
Macy’s	3,200	220,992
Mohawk Industries *	575	115,914
O’Reilly Automotive *	1,325	318,411
Pool	2,275	160,206
TopBuild *	877	25,223
VF	2,350	181,161
Walt Disney	4,650	557,999
Wyndham Worldwide	1,375	113,465

		4,532,368

CONSUMER STAPLES — 9.6%
Colgate-Palmolive	3,725	253,375
CVS Health	2,550	286,798
Dr Pepper Snapple Group	3,300	264,726
Hormel Foods	3,175	187,992
Kroger	8,950	351,197
Monster Beverage *	2,325	357,004
Rite Aid *	21,850	194,684
Spectrum Brands Holdings	1,800	190,710
Whole Foods Market	3,425	124,670

		2,211,156

ENERGY — 1.3%
Marathon Petroleum	3,275	179,044
Tesoro	1,200	116,808

		295,852

FINANCIALS — 3.2%
Affiliated Managers Group *	850	176,715
CBRE Group, Cl A *	6,300	239,211
Morgan Stanley	4,975	193,229
WisdomTree Investments	5,075	126,368

		735,523

HEALTH CARE — 21.3%
AmerisourceBergen, Cl A	2,175	230,006
Amgen	3,075	543,013
Biogen *	1,050	334,719
Cardinal Health	2,775	235,820

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Celgene *	3,800	$498,750
Express Scripts Holding *	2,525	227,427
Gilead Sciences	4,225	497,959
HealthSouth	4,575	209,078
Jazz Pharmaceuticals *	1,500	288,360
Mallinckrodt *	2,200	272,712
McKesson	1,200	264,684
Medivation *	1,275	134,296
Molina Healthcare *	2,450	184,804
Regeneron Pharmaceuticals *	475	262,989
Team Health Holdings *	2,700	182,007
United Therapeutics *	1,275	215,934
UnitedHealth Group	2,675	324,744

		4,907,302

INDUSTRIALS — 9.6%
Caterpillar	2,600	204,438
Chicago Bridge & Iron	2,550	135,507
Deere	2,475	234,060
FedEx	1,625	278,558
JetBlue Airways *	9,050	207,969
Manitowoc	9,450	166,982
Masco	7,900	208,481
PACCAR	3,300	213,972
Union Pacific	3,475	339,125
United Continental Holdings *	3,900	219,921

		2,209,013

INFORMATION TECHNOLOGY — 27.7%
Apple	12,000	1,455,599
Broadcom, Cl A	2,500	126,525
Broadridge Financial Solutions	3,525	191,302
Cognizant Technology Solutions, Cl A *	4,300	271,330
CoreLogic *	4,150	163,676
Electronic Arts *	3,725	266,524
Endurance International Group Holdings *	2,600	52,546
F5 Networks *	1,050	140,847
Facebook, Cl A *	6,625	622,816
Fiserv *	3,400	295,323
Google, Cl A *	1,125	739,688
MasterCard, Cl A	5,650	550,309
Microsoft	13,550	632,785
NXP Semiconductors *	1,750	169,732
Synaptics *	1,475	117,086
Total System Services	3,625	167,548
Vantiv, Cl A *	5,800	255,200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Visa, Cl A	2,425	$182,700

		6,401,536

MATERIALS — 1.7%
CF Industries Holdings	2,550	150,960
Eagle Materials	1,675	129,210
WestRock	1,891	119,246

		399,416

TELECOMMUNICATION SERVICES — 2.6%
AT&T	5,817	202,083
Level 3 Communications *	4,450	224,725
Verizon Communications	3,675	171,953

		598,761

Total Common Stock (Cost $21,462,677)		22,290,927

Total Investments — 96.7% (Cost $21,462,677)@		$22,290,927

Percentages based on Net Assets of $23,047,219

*	Non-income producing security.

†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

As of July 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

@ At July 31, 2015, the tax basis cost of the Fund’s investments was $21,462,677, and the unrealized appreciation and depreciation were $1,412,518 and $(584,268), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-001-0300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%†
	Shares	Value
CONSUMER DISCRETIONARY — 8.9%
Best Buy	4,690	$151,440
Brinker International	4,020	240,798
Foot Locker	3,810	268,795
Ford Motor	20,760	307,871
Las Vegas Sands	6,380	357,535
Lowe’s	2,680	185,885
Thomson Reuters	7,700	311,465
VF	1,900	146,471

		1,970,260

CONSUMER STAPLES — 7.6%
Altria Group	4,910	267,006
Archer-Daniels-Midland	7,370	349,485
Colgate-Palmolive	5,360	364,588
Dr Pepper Snapple Group	4,470	358,583
Procter & Gamble	1,450	111,215
Whole Foods Market	6,690	243,516

		1,694,393

ENERGY — 9.5%
Atwood Oceanics	5,970	124,176
CNOOC ADR	1,570	192,561
ConocoPhillips	3,900	196,326
Exxon Mobil	10,110	800,813
Statoil ADR	19,310	326,532
Tesoro	1,680	163,531
Valero Energy	4,760	312,256

		2,116,195

FINANCIALS — 30.8%
Assured Guaranty	11,350	277,621
Bank of America	40,530	724,676
Bank of New York Mellon	9,260	401,884
Berkshire Hathaway, Cl B *	3,240	462,478
Citizens Financial Group	4,570	119,140
DuPont Fabros Technology ‡	4,690	141,404
Endurance Specialty Holdings	5,470	380,110
Goldman Sachs Group	2,680	549,588
Hartford Financial Services Group	6,140	291,957
Host Hotels & Resorts ‡	9,260	179,459
JPMorgan Chase	11,380	779,871
KeyCorp	31,150	462,266
PNC Financial Services Group	4,350	427,083
Prudential Financial	5,750	508,070
RLJ Lodging Trust ‡	6,590	196,579
Sun Communities ‡	2,680	186,287
SunTrust Banks	7,700	341,418

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Wells Fargo	6,810	$394,095

		6,823,986

HEALTH CARE — 15.9%
Aetna	2,010	227,070
Amgen	2,680	473,261
Anthem	3,680	567,713
Cardinal Health	4,240	360,315
ICON *	3,460	279,568
McKesson	1,580	348,501
PAREXEL International *	3,680	253,773
Select Medical Holdings	9,260	133,622
Shire ADR	1,380	368,198
UnitedHealth Group	4,350	528,090

		3,540,111

INDUSTRIALS — 6.3%
Alaska Air Group	5,700	431,775
Cintas	2,680	229,140
CNH Industrial	29,250	262,373
Macquarie Infrastructure	2,830	240,352
Ryder System	2,570	232,636

		1,396,276

INFORMATION TECHNOLOGY — 11.0%
Booz Allen Hamilton Holding, Cl A	12,510	346,903
Broadridge Financial Solutions	4,690	254,526
Cisco Systems	8,930	253,791
Hewlett-Packard	7,140	217,913
Intel	17,420	504,308
Lam Research	2,570	197,556
Lexmark International, Cl A	4,910	166,891
Microsoft	10,610	495,487

		2,437,375

MATERIALS — 1.1%
International Paper	1,900	90,953
LyondellBasell Industries, Cl A	1,680	157,634

		248,587

TELECOMMUNICATION SERVICES — 1.4%
AT&T	9,160	318,218

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — 4.7%
CMS Energy	8,820	$302,173
Edison International	5,130	307,851
PPL	8,260	262,751
UGI	4,690	171,373

		1,044,148

Total Common Stock (Cost $21,512,585)		21,589,549

Total Investments — 97.2% (Cost $21,512,585)@		$21,589,549

Percentages based on Net Assets of $22,201,610.

*	Non-income producing security.

‡	Real Estate Investment Trust.

†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

@ At July 31, 2015, the tax basis cost of the Fund’s investments was $21,512,585, and the unrealized appreciation and depreciation were $847,680 and $(770,716), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-001-0400

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.6%
	Shares	Value
CONSUMER DISCRETIONARY — 16.2%
1-800-Flowers.com, Cl A *	50,340	$500,883
Asbury Automotive Group *	4,150	366,445
Burlington Stores *	5,015	276,026
Caleres	9,270	306,281
Citi Trends *	12,730	303,101
DineEquity	3,558	370,068
Entravision Communications, Cl A	39,440	302,505
G-III Apparel Group *	5,940	429,046
Kirkland’s	21,920	597,977
Lithia Motors, Cl A	3,775	451,829
Marriott Vacations Worldwide	6,065	507,034
Nautilus *	33,416	706,080
Papa Murphy’s Holdings *	10,905	210,467
Penn National Gaming *	19,155	365,477
Pool	4,225	297,525
Sonic	9,545	283,677
Steven Madden *	4,785	199,439
Tenneco *	5,765	287,155

		6,761,015

CONSUMER STAPLES — 2.2%
Central Garden & Pet, Cl A *	57,500	579,600
Ingles Markets, Cl A	7,190	332,753

		912,353

ENERGY — 2.9%
Alon USA Energy	35,755	665,401
Atwood Oceanics	8,221	170,997
Carrizo Oil & Gas *	4,215	160,718
Delek US Holdings	5,690	202,962

		1,200,078

FINANCIALS — 24.3%
American Equity Investment Life Holding	13,020	384,611
Ameris Bancorp	11,130	300,621
Armada Hoffler Properties ‡	34,510	353,728
Banc of California	25,604	310,577
CenterState Banks	29,560	412,065
DuPont Fabros Technology ‡	12,340	372,051
Employers Holdings	11,860	284,640
First BanCorp *	39,180	168,866
First Defiance Financial	9,700	372,965
First Industrial Realty Trust ‡	15,410	322,685
GAIN Capital Holdings	19,850	138,553
Great Southern Bancorp	8,670	359,805
Investment Technology Group	14,290	290,802
MarketAxess Holdings	4,455	435,699

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Metro Bancorp	7,680	$187,930
Oppenheimer Holdings, Cl A	13,750	312,125
Pebblebrook Hotel Trust ‡	8,010	326,007
RLJ Lodging Trust ‡	11,100	331,113
Ryman Hospitality Properties ‡	6,500	371,670
Selective Insurance Group	12,345	380,349
Southwest Bancorp	17,850	312,911
Stewart Information Services	7,410	304,699
Strategic Hotels & Resorts *‡	55,960	764,973
Sun Communities ‡	4,980	346,160
Sunstone Hotel Investors ‡	20,700	291,249
TriState Capital Holdings *	21,210	267,882
Triumph Bancorp *	17,890	251,533
Wintrust Financial	5,930	319,746
WisdomTree Investments	11,030	274,647
WSFS Financial	22,245	638,654

		10,189,316

HEALTH CARE — 18.3%
AMAG Pharmaceuticals *	10,072	643,600
Cambrex *	7,525	370,606
Dyax *	10,150	249,792
Emergent BioSolutions *	7,000	229,810
Exactech *	10,495	209,690
HealthSouth	13,920	636,144
INC Research Holdings, Cl A *	7,630	381,729
Insys Therapeutics *	6,175	277,381
Lannett *	10,245	610,602
Merit Medical Systems *	27,285	697,404
MiMedx Group *	21,990	235,953
Molina Healthcare *	6,280	473,700
Natus Medical *	6,835	308,669
Nektar Therapeutics *	12,100	152,581
Omnicell *	8,155	297,821
Orexigen Therapeutics *	35,070	140,280
PAREXEL International *	6,025	415,484
Prestige Brands Holdings *	7,715	367,388
Providence Service *	6,025	283,537
Repligen *	5,560	194,656
SciClone Pharmaceuticals *	35,545	323,815
Veracyte *	16,770	194,532

		7,695,174

INDUSTRIALS — 11.9%
Aircastle	14,645	352,505
Allegiant Travel, Cl A	2,340	497,788
American Railcar Industries	4,040	161,398
Deluxe	4,340	279,626
EMCOR Group	7,688	367,717

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
General Cable	16,225	$264,792
Griffon	12,145	209,380
H&E Equipment Services	10,750	192,855
Hawaiian Holdings *	27,726	602,208
Heidrick & Struggles International	7,760	169,711
Manitowoc	11,625	205,414
MRC Global *	18,410	236,569
Multi-Color	4,760	303,974
Patrick Industries *	7,965	287,059
TrueBlue *	9,400	242,144
Xerium Technologies *	36,427	618,166

		4,991,306

INFORMATION TECHNOLOGY — 15.6%
ACI Worldwide *	10,915	258,358
Aspen Technology *	9,245	410,293
Calix *	23,985	202,194
Ciena *	32,375	823,943
Convergys	13,990	351,289
ePlus *	4,060	312,255
Fleetmatics Group *	7,070	338,441
GSI Group *	18,125	256,831
Ixia *	21,359	281,939
j2 Global	11,480	808,192
Luxoft Holding, Cl A *	6,325	396,957
Manhattan Associates *	6,430	416,792
Mattson Technology *	50,150	143,429
NetScout Systems *	6,785	270,586
NeuStar, Cl A *	7,160	221,029
Qualys *	9,380	346,685
Rudolph Technologies *	35,325	396,347
Synchronoss Technologies *	6,025	287,995

		6,523,555

MATERIALS — 2.5%
Domtar	4,660	189,476
Materion	7,110	217,566
Neenah Paper	5,820	352,575
PolyOne	8,070	276,559

		1,036,176

UTILITIES — 1.7%
NextEra Energy Partners	4,750	169,480
PNM Resources	12,570	331,596
Southwest Gas	3,570	201,134

		702,210

Total Common Stock (Cost $38,720,284)		40,011,183

Total Investments — 95.6% (Cost $38,720,284)@		$40,011,183

Percentages based on Net Assets of $41,843,575.

*	Non-income producing security.

‡	Real Estate Investment Trust.

Cl — Class

As of July 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

@ At July 31, 2015, the tax basis cost of the Fund’s investments was $38,720,284, and the unrealized appreciation and depreciation were $3,030,986 and $(1,740,087), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-001-0500

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.3%
	Shares	Value
AUSTRALIA — 4.6%
Caltex Australia	16,400	$414,172
Macquarie Group	13,500	810,643
Woodside Petroleum	22,700	591,526

		1,816,341

AUSTRIA — 1.4%
ANDRITZ	10,000	558,789

BELGIUM — 4.2%
Anheuser-Busch InBev ADR	7,300	872,715
Delhaize Group ADR	35,100	791,856

		1,664,571

BRAZIL — 3.2%
Banco do Brasil	78,000	496,620
JBS	75,000	335,139
Vale ADR, Cl B	83,800	440,788

		1,272,547

CANADA — 5.2%
Alimentation Couche-Tard, Cl B	15,800	705,162
Canadian Imperial Bank of Commerce	8,100	578,832
Canadian Natural Resources	13,900	339,250
WestJet Airlines	25,000	439,462

		2,062,706

CHINA — 2.9%
China Construction Bank	881,500	719,773
Tencent Holdings	23,400	436,771

		1,156,544

DENMARK — 2.0%
Danske Bank	26,100	815,091

FINLAND — 3.3%
Neste	23,000	639,324
UPM-Kymmene	35,700	658,686

		1,298,010

FRANCE — 8.7%
Christian Dior	3,100	642,613
Essilor International	5,000	640,279
Ipsen	12,100	777,662
Natixis	124,900	917,814
Veolia Environnement	21,500	479,921

		3,458,289

GERMANY — 8.6%
Allianz	5,100	835,119
Daimler	9,000	804,479

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Infineon Technologies	49,900	$559,261
METRO	17,500	552,557
Siemens	6,100	652,782

		3,404,198

HONG KONG — 5.4%
Cheung Kong Property Holdings *	43,297	360,794
CK Hutchison Holdings	43,297	642,840
Hang Seng Bank	33,900	694,853
Wharf Holdings	70,900	449,967

		2,148,454

INDIA — 2.8%
ICICI Bank ADR	55,300	556,871
Tata Motors ADR	19,200	569,472

		1,126,343

ISRAEL — 1.9%
NICE-Systems	12,200	759,539

JAPAN — 20.3%
Canon	12,600	403,818
FANUC	3,000	500,585
Honda Motor	18,400	590,816
ITOCHU	55,100	676,219
Kirin Holdings	38,100	586,863
Kobe Steel	311,000	481,801
Mizuho Financial Group	392,000	847,354
Nippon Telegraph & Telephone	20,000	768,709
Otsuka Holdings	27,000	970,114
Sony	14,600	416,200
Sumitomo	40,200	457,515
Takeda Pharmaceutical	12,000	604,188
Tokio Marine Holdings	19,500	812,664

		8,116,846

POLAND — 1.1%
PGE Polska Grupa Energetyczna	89,000	418,091

SINGAPORE — 2.5%
United Overseas Bank	24,200	391,617
Wilmar International	252,300	588,519

		980,136

SOUTH KOREA — 2.2%
Korea Electric Power ADR	29,000	624,950
LG Display ADR	26,400	252,648

		877,598

SPAIN — 0.8%
Repsol	20,000	336,064

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — 1.6%
Swedbank, Cl A	27,100	$635,189

SWITZERLAND — 1.7%
Zurich Insurance Group	2,200	670,040

UNITED KINGDOM — 13.8%
Anglo American	32,800	415,513
Aviva	54,500	442,570
BT Group, Cl A	130,300	945,075
Investec	45,500	416,026
ITV	183,300	803,503
Marks & Spencer Group	80,000	679,628
Sage Group	100,800	820,127
Shire	10,800	957,977

		5,480,419

UNITED STATES — 1.1%
CNOOC ADR	3,700	453,805

Total Common Stock (Cost $40,313,130)		39,509,610

RIGHTS — 0.0%
	Number Of Rights
Repsol, Expires 09/15/015*	20,000	10,367

Total Rights (Cost $–)		10,367

Total Investments — 99.3% (Cost $40,313,130)@		$39,519,977

Percentages are based on Net Assets of $39,793,488.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of inputs used as of July 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,506,610	$—	$—	$39,506,610
Rights	—	10,367	—	10,367

Total Investments in Securities	$39,509,610	$10,367	$—	$39,519,977

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

@ At July 31, 2015, the tax basis cost of the Fund’s investments was $40,313,130, and the unrealized appreciation and depreciation were $1,838,074 and $(2,631,227), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-001-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015